Operating Income - Summary of Operating Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Revenues	€ 14,537	€ 11,909	€ 9,084
Research tax credit	11,034	9,330	7,228
Subsidies	152	271	303
Other operating income	3,351	2,308	1,554
Total income	€ 14,537	€ 11,909	€ 9,084